Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Bond Fund of America
Entity Central Index Key	0000013075
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
The Bond Fund of America® - Class A
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class A
Trading Symbol	ABNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 29	0.59% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 100,749,000,000
Holdings Count | Holding	5,793
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class C
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class C
Trading Symbol	BFACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 66	1.33% *
*Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.33%	[1]
Net Assets	$ 100,749,000,000
Holdings Count | Holding	5,793
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class F-1
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class F-1
Trading Symbol	BFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 32	0.64% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 100,749,000,000
Holdings Count | Holding	5,793
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class F-2
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class F-2
Trading Symbol	ABNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 18	0.36% *
*Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 100,749,000,000
Holdings Count | Holding	5,793
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class F-3
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class F-3
Trading Symbol	BFFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hyp
ot
hetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 12	0.24% *
*Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 100,749,000,000
Holdings Count | Holding	5,793
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key fund s
tat
istics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class 529-A
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-A
Trading Symbol	CFAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 31	0.62% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 100,749,000,000
Holdings Count | Holding	5,793
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key fund stat
is
tics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class 529-C
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-C
Trading Symbol	CFACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inve
st
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 69	1.39% *
*Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.39%	[1]
Net Assets	$ 100,749,000,000
Holdings Count | Holding	5,793
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key fund stat
ist
ics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class 529-E
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-E
Trading Symbol	CFAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothe
ti
cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 41	0.83% *
*Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 100,749,000,000
Holdings Count | Holding	5,793
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FFBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a h
yp
othetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 17	0.34% *
*Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 100,749,000,000
Holdings Count | Holding	5,793
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in m ill ions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FBOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 15	0.30% *
*Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 100,749,000,000
Holdings Count | Holding	5,793
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key fund sta
tis
tics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class R-1
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-1
Trading Symbol	RBFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 66	1.33% *
*Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.33%	[1]
Net Assets	$ 100,749,000,000
Holdings Count | Holding	5,793
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent o
f n
et assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class R-2
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-2
Trading Symbol	RBFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 66	1.34% *
*Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.34%	[1]
Net Assets	$ 100,749,000,000
Holdings Count | Holding	5,793
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%

Holdings [Text Block]
Portfolio holdings
by
asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class R-2E
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-2E
Trading Symbol	RBEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 52	1.04% *
*Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 100,749,000,000
Holdings Count | Holding	5,793
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key fund st
ati
stics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class R-3
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-3
Trading Symbol	RBFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 44	0.89% *
*Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 100,749,000,000
Holdings Count | Holding	5,793
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%

Holdings [Text Block]
Portfolio holdings by a
sse
t type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class R-4
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-4
Trading Symbol	RBFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 29	0.58% *
*Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 100,749,000,000
Holdings Count | Holding	5,793
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent o
f n
et assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class R-5E
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-5E
Trading Symbol	RBFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based o
n a
hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 19	0.39% *
*Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 100,749,000,000
Holdings Count | Holding	5,793
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class R-5
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-5
Trading Symbol	RBFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 14	0.29% *
*Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 100,749,000,000
Holdings Count | Holding	5,793
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of n
et
assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

The Bond Fund of America® - Class R-6
Shareholder Report [Line Items]
Fund Name	The Bond Fund of America®
Class Name	Class R-6
Trading Symbol	RBFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Bond Fund of America (the "fund") for the period from January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 12	0.24% *
*Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 100,749,000,000
Holdings Count | Holding	5,793
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 100,749
Total number of portfolio holdings	5,793
Portfolio turnover rate including mortgage dollar roll transactions	97%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of n
e
t assets)
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	32.14%
Corporate bonds and notes	31.32%
Mortgage-backed obligations	23.79%
Asset-backed obligations	7.03%
Bonds & notes of governments & government agencies outside the U.S.	1.65%
Municipals	0.49%
Loans	0.28%
Federal agency bonds & notes	0.03%
Equities:
Common stocks	0.02%
Preferred securities	0.01%
TBA sale commitments:
Mortgage-backed obligations	(0.36) %
Short term securities & other assets less liabilities	3.60 * %
Total	100.00%
*Includes derivatives.

Accountant Change Date	Dec. 10, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

[1]	Annualized.